BENEFIT PLANS - Asset Allocation and Fair Values of Pension Plan Assets (Details) - Pension Plan $ in Thousands	Dec. 31, 2016 USD ($)
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	100.00%
Fair value of plan assets	$ 285,074
Level I
Pension Plan Assets [Abstract]
Fair value of plan assets	123,949
Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 161,125
Mutual funds
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	43.00%
Fair value of plan assets	$ 121,356
Mutual funds | Level I
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 121,356
Fixed income securities
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	55.00%
Cash equivalents and other
Pension Plan Assets [Abstract]
Weighted average asset allocation (in hundredths)	2.00%
Foreign issued corporate debt
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 13,583
Foreign issued corporate debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	13,583
U.S. corporate debt
Pension Plan Assets [Abstract]
Fair value of plan assets	48,046
U.S. corporate debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	48,046
Government debt
Pension Plan Assets [Abstract]
Fair value of plan assets	4,810
Government debt | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	4,810
U.S. Treasury securities
Pension Plan Assets [Abstract]
Fair value of plan assets	77,285
U.S. Treasury securities | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	77,285
Asset-backed securities
Pension Plan Assets [Abstract]
Fair value of plan assets	14,065
Asset-backed securities | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	14,065
Other
Pension Plan Assets [Abstract]
Fair value of plan assets	247
Other | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	247
Cash Equivalents
Pension Plan Assets [Abstract]
Fair value of plan assets	5,682
Cash Equivalents | Level I
Pension Plan Assets [Abstract]
Fair value of plan assets	2,593
Cash Equivalents | Level II
Pension Plan Assets [Abstract]
Fair value of plan assets	$ 3,089